Investment Objectives and Goals - Obra Defensive High Yield ETF	Dec. 17, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Obra Defensive High Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Obra Defensive High Yield ETF (the “Fund”) seeks to provide current income with an emphasis on principal preservation.